Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks		$ 15,705	$ 11,147
Investment securities
Held-to-maturity (fair value $42,435 and $43,493, respectively)		42,991	43,590
Available-for-sale ($755 and $1,018 pledged as collateral, respectively)	[1]	66,284	61,997
Loans held for sale (including $4,822 and $3,110 of mortgage loans carried at fair value, respectively)		4,826	3,184
Loans
Commercial		93,386	88,402
Commercial real estate		43,098	42,137
Residential mortgages		57,274	53,496
Credit card		21,749	21,012
Other retail		53,864	51,206
Total loans, excluding covered loans		269,371	256,253
Covered loans		3,836	4,596
Total loans		273,207	260,849
Less allowance for loan losses		(3,813)	(3,863)
Net loans		269,394	256,986
Premises and equipment		2,443	2,513
Goodwill		9,344	9,361
Other intangible assets		3,303	3,350
Other assets (including $314 and $121 of trading securities at fair value pledged as collateral, respectively)	[1]	31,674	29,725
Total assets		445,964	421,853
Deposits
Noninterest-bearing		86,097	83,766
Interest-bearing	[2]	248,493	216,634
Total deposits		334,590	300,400
Short-term borrowings		13,963	27,877
Long-term debt		33,323	32,078
Other liabilities		16,155	14,681
Total liabilities		398,031	375,036
Shareholders' equity
Preferred stock		5,501	5,501
Common stock, par value $0.01 a share - authorized: 4,000,000,000 shares; issued: 2016 and 2015 - 2,125,725,742 shares		21	21
Capital surplus		8,440	8,376
Retained earnings		50,151	46,377
Less cost of common stock in treasury: 2016 - 428,813,585 shares; 2015 - 380,534,801 shares		(15,280)	(13,125)
Accumulated other comprehensive income (loss)		(1,535)	(1,019)
Total U.S. Bancorp shareholders' equity		47,298	46,131
Noncontrolling interests		635	686
Total equity		47,933	46,817
Total liabilities and equity		$ 445,964	$ 421,853

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	lncludes time deposits greater than $250,000 balances of $3.0 billion and $2.6 billion at December 31, 2016 and 2015, respectively.